Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Abstract]
Customer ﬁnance credits	kr 5,370	kr 3,287
Trade receivables	48,413	45,399
Contract assets	9,843	10,506
Contract liabilities	42,251	32,834
Deferred sales commissions	kr 754	kr 316